Construction in Progress	12 Months Ended
Dec. 31, 2018
Construction in progress [abstract]
Construction in progress
18	Construction in progress

	2017	2018
	RMB’000	RMB’000
As at 1 January	717,672	1,001,118
Additions	1,415,662	927,218
Transferred to property plant and equipment (Note 16)	(1,132,216)	(344,935)
Impairment loss	—	(24,000)

As at 31 December	1,001,118	1,559,401

As at 31 December 2018, the impairment loss in construction in progress were RMB 34,175 thousands (31 December 2017: RMB 10,175 thousands).

For the year ended 31 December 2018, the Group capitalized borrowing costs amounting to RMB 5,179 thousands (2017: RMB 804 thousands, 2016: RMB 2,463 thousands) on qualifying assets. Borrowing costs were capitalized at the weighted average rate of its general borrowings of 3.63% (2017: 2.93%, 2016: 3.03%).